Goodwill and Intangible Assets, Net- Summary of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 16,953	$ 17,276
Effect of exchange rate	(583)	(323)
Ending balance	$ 16,370	$ 16,953